Fair Value Measurement (Tables)	12 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets Measured at Fair Value on Recurring Basis
As of March 31, 2021 and 2022, the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition
a
re
 as follows:

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
- wealth management products	260,000	—	260,000	—
- equity securities with readily determinable fair value s	245	245	—	—
Available-for-sale debt securities	51,346	—	—	51,346

Total assets	311,591	245	260,000	51,346

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
- wealth management products	190,000	—	190,000	—
- equity securities with readily determinable fair value s	6,853	6,853	—	—
Available-for-sale debt securities	44,873	—	—	44,873

Total assets	241,726	6,853	190,000	44,873

Schedule of Roll Forward of Major Level 3 Investments
The Group classified its
available-for-sales
debt securities as Level 3 investment
s
. The roll forward of major Level 3 investments are as following:

	iSNOB	Ruisha Technology	Huzan	Xuanwei	Poppy	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of Level 3 investments as at March 31, 2020	76,841	7,623	10,996	3,525	—	3,388	102,373

Addition	—	—	—	—	—	8,000	8,000
Disposal (1)	(59,243)	—	—	(3,525)	—	—	(62,768)
Impairment	—	—	(4,055)	—	—	(3,388)	(7,443)
Effect of currency translation adjustment	(3,717)	—	(110)	—	—	—	(3,827)
The change in fair value of the investments	8,714	11,442	(5,145)	—	—	—	15,011

Fair value of Level 3 investments as at March 31, 2021	22,595	19,065	1,686	—	—	8,000	51,346

Addition	—	—	—	—	16,215	5,600	21,815
Disposal (2)	—	(18,157)	—	—	—	(3,000)	(21,157)
Impairment	—	—	(1,635)	—	—	(3,000)	(4,635)
Effect of currency translation adjustment	(677)	—	(51)	—	(344)	—	(1,072)
The change in fair value of the investments	—	(908)	—	—	—	(516)	(1,424)

Fair value of Level 3 investments as at March 31, 2022	21,918	—	—	—	15,871	7,084	44,873

(1)
For the year ended March 31, 2021, the amount of disposal in the roll forward included a reclassification adjustment of RMB46,029, representing the unrealized security holding gains for the disposed portion that were previously recorded as other comprehensive income and was reclassified as the gain from investments included in net loss in connection with the disposal.

(2)
For the year ended March 31, 2022, the Company derecognized the available-for-sale debt security investment and recycled the previously recognized fair value change recorded as other comprehensive income of RMB11,106 into the gain from investments (Note 10).

Schedule of Significant Unobservable Inputs Adopted in Valuation of Fair Value Assets	The significant unobservable inputs adopted in the valuation as of March 31, 2020, 2021 and 2022 are as following:

	For the years ended March 31,
	2020	2021	2022
Lack of marketability discount	30%	30%	30%
Risk-free rate	0.3%-2.29%	0.5%	2%-3%
Expected volatility	42%-54%	45%	30%-46%
Revenue multiple	5.09-11.18	7.92	1-10
Net profit multiple	8.95	16	25